Label	Element	Value
TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TIFF Investment Program (“TIP”)

Supplement dated September 30, 2021

to the TIP Prospectus dated April 30, 2021 and the
TIP Statement of Additional Information dated April 30, 2021, each as Supplemented April 30 and June 16, 2021 and
the TIFF Multi-Asset Fund Summary Prospectus
dated April 30, 2021, as Supplemented April 30, 2021

This supplement provides new and additional information to the TIP prospectus dated April 30, 2021 and the TIP statement of additional information dated April 30, 2021 (the “SAI”), each as supplemented April 30 and June 16, 2021 and the TIFF Multi-Asset Fund summary prospectus dated April 30, 2021, as supplemented April 30, 2021.

Risk/Return [Heading]	rr_RiskReturnHeading	TIFF Multi-Asset Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Effective Date for the elimination of entry and exit fees for Multi-Asset Fund has been changed from January 1, 2022 to December 1, 2021. Effective December 1, 2021, all references to entry and exit fees in the summary prospectus, prospectus and SAI are hereby removed. As of December 1, 2021, the entry and exit fees for Multi-Asset Fund will be eliminated entirely.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	If you have any questions, please contact Members Services at 1-610-684-8200. Please keep this supplement for future reference.